Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of consolidation

3.1 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Group and its subsidiaries which are controlled by the Group. Control over an entity is achieved when the Group is exposed, or has right, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Specifically, the Group controls an investee if, and only if, the Group has all of the following:

●	Exposure, or rights, to variable returns from its involvement with the investee;
●	The ability to use its power over the investee to affect its returns;
●	When the Group has less than a majority of the voting, or similar, rights of an investee, it considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee;
●	Rights arising from other contractual arrangements; and
●	The Group’s voting rights and potential voting rights.

Assets, liabilities, income, and expenses of a subsidiary acquired or disposed of are included in the consolidated financial statements of the Group from the date the Group gains control until the date the Group ceases to control the subsidiary. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control.

Inter-company balances and transactions between consolidated subsidiaries are eliminated.

Cash and cash equivalents and overdraft

3.2 Cash and cash equivalents and overdraft

Cash and cash equivalents comprise cash balances and deposits accounts with original maturities of three months or less. The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or is at fair value. Overdrafts, which are due on demand, were previously an integral part of the Group’s cash management and were included as a component of cash and cash equivalents for the purpose of the statement of cash flows. However, as explained in Note 20, they are now included in borrowings (see Note 24).

Property, plant and equipment

3.3 Property, plant and equipment

Initial Recognition

Items of property, plant and equipment are initially measured at cost. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs attributable to bringing the assets into a working condition for their intended use and the cost of dismantling and removing the items and restoring the site on which they are located.

Subsequent Measurement

Apart from capital work-in-progress, property, plant and equipment is subsequently measured at cost less accumulated depreciation and impairment losses. Capital work-in-progress is stated at cost and not depreciated. Depreciation on capital work-in-progress commences when the assets are ready for their intended use.

The cost of replacing part of an item of property, plant and equipment is recognized at the cost of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The cost of the day-to-day servicing of vehicles, machinery, and equipment are recognized in profit or loss as incurred.

Depreciation

The Group’s mining assets, which include related infrastructure and other assets used in production, as well as plant and equipment, and buildings, are depreciated on a straight-line basis over the estimated life of the mine (“LOM”). As the Group’s rates of production remain relatively constant, alternative depreciation methods, such as the units-of-production method, would be expected to result in a consistent pattern of depreciation as compared to the straight-line method of depreciation currently applied. Consistent with IAS 16 requirements, the Group evaluates its depreciation policy on an annual basis to ensure the method of depreciation appropriately reflects the pattern in which the asset’s future economic benefits are expected to be consumed.

The Group’s other capital assets are depreciated on a straight-line basis over their estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

Mining assets	LOM
Plant & equipment	LOM
Buildings	LOM
Motor vehicles	5 years

However, the Group estimates the LOM using mineral resources and reserves expected to be derived from the mine and its expected rate of production. Mineral resources and reserves are categorized and reported in compliance with the United States Securities and Exchange Commission’s Subpart 1300 of Regulation S-K (“SK 1300 Report”). The Group includes inferred resources in the resource and reserve base used to estimate the LOM when the Group holds a reasonable expectation that such resources will be upgraded to indicated and measured mineral resources and form part of eventual extraction. Due to the timing of when the SK-1300 Report is finalized as compared to the timing of management’s preparation of its annual financial statements, the LOM is estimated using resource and reserve data on a one-year lag basis. Accordingly, the LOM estimate as of December 31, 2025 used in depreciation calculations for the year ended December 31, 2025 is prepared using 2024 resource and reserve data.

As of December 31, 2025, and December 31, 2024, the Group estimates the LOM for the How Mine to be 9 years (2024: 8 years). In forming the estimate, the Group included in the portion of mineralization expected to be classified as reserves 4.03 Mt (2024: 2.42Mt) of inferred resources. The Group’s determination to include the specified amount of inferred resources was formed on the basis of historical drilling results which have yielded continuous high rates of conversion, and current year drilling results which provided confirmatory evidence and a high degree of confidence that over time a significant amount of the prior year measure of inferred resources utilized to form the December 31, 2025 estimate (one-year lag basis), would be upgraded and form part of the eventual extraction. The Group determined based on its evaluation of all available evidence and data, that the inclusion of the inferred resources would most faithfully represent the pattern of consumption and future economic benefits in accordance with IAS 16. The Group considers that if the inferred resources were excluded from this analysis for any purpose in any given year, it is probable that the LOM would be reduced and the amount of depreciation would increase.

With respect to the Group’s Mazowe and Redwing Mines, the Group has no assets subject to LOM depreciation due to each mine being put under care and maintenance and the related impairment. Refer to Note 14 for additional discussion. Depreciation methods, useful lives and residual values are assessed for appropriateness at each reporting date and adjusted if necessary.

Refer to policy Note 3.10 below for discussion on the Group’s impairment policies.

Derecognition of plant, property and equipment

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from use or disposal. The gain or loss on disposal of property, plant and equipment is recognized in profit or loss based on the difference between the proceeds from disposal and the carrying amount of the asset.

Exploration and evaluation (“E&E”) assets

3.4 Exploration and evaluation (“E&E”) assets

Qualifying exploration costs are capitalized as incurred. Costs incurred before the legal rights to explore are obtained are recognized in profit or loss. Qualifying direct expenditures include costs such as mineral rights, options to acquire mineral rights, materials used, surveying costs, drilling costs, payments made to contractors, and direct administrative costs incurred during the exploration phase.

Exploration and evaluation assets are not depreciated and remain capitalized, at their initial cost, until the mining properties to which they relate are ready for their intended use, sold, abandoned or management has determined there to be impairment. Once the technological feasibility and commercial viability of extracting the mineral resource has been determined, the exploration and evaluation assets are reclassified to mining assets within property, plant and equipment. Exploration and evaluation assets are tested for impairment when an indicator of impairment is identified.

Impairment expense is recognized in the consolidated statements of profit or loss and other comprehensive income (see Note 15).

Inventories

3.5 Inventories

Inventories are initially recognized at cost. Cost of inventories comprises all costs of purchase, costs of conversion for mined minerals and other costs incurred in bringing the inventories to their present location and condition. Subsequently, gold inventories are measured at the lower of cost and net realizable value after making allowance for obsolete inventory. Cost for consumable inventories is determined on the weighted average basis. The cost of gold in progress includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. Write downs to net realizable values and inventory losses is recognized in profit or loss in the period in which they occur. The Group evaluates consumable inventory on a quarterly basis for obsolescence based on turnover rates, consumption trends, and product life cycles, and flags items with prolonged inactivity for potential write-down.

Provisions

3.6 Provisions

A provision is a liability of uncertain timing and amount. A liability is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a discount rate that reflects current market assessments of the time value of money and the risks specific to the liability if the time value of money is considered significant. Cash flows are discounted on a pre-tax basis.

3.6.1 Environmental rehabilitation provision

A provision for rehabilitation costs is recognized when the Group has a present obligation under current environmental laws and its social responsibility programme to remedy environmental disturbances that have occurred as a result of the development or ongoing production of the mine. The future rehabilitation costs are discounted to present value at a pre-tax rate that reflects the time-value of money and capitalized to property, plant, and equipment, along with a corresponding rehabilitation provision. The Group’s estimates of rehabilitation costs, which are reviewed annually, could change as a result of changes in regulatory requirements, discount rates, effects of inflation and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to property, plant, and equipment, with a corresponding entry to the rehabilitation provision (see Note 3.3). The unwinding of the discount is recognized in profit or loss as a component of finance cost (note 11).

Amounts recorded for restoration and rehabilitation provision require management to estimate the future costs the Group will incur to complete the reclamation and remediation work required to comply with applicable laws and regulations as well as taking into consideration the timing of the reclamation activities and estimated discount rate. Future changes to environmental laws and regulations could increase the extent of reclamation and remediation work required to be performed by the Group. Increases in future costs could materially impact the amounts charged to operations for reclamation and remediation. The provision represents management’s best estimate of the present value of the future reclamation and remediation costs.

Revenue from contracts with customers

3.7 Revenue from contracts with customers

Revenues are primarily generated from the sale of precious metals and are recognized at the point in time when control is transferred. Control of the precious metals is transferred when the metals are delivered to and accepted by Fidelity Printers and Refiners Limited (“Fidelity”), a subsidiary of the Reserve Bank of Zimbabwe and the Group’s single customer with respect to sales of precious metals from its mining operations. The transaction price for the sales of precious metals is measured at the London Base Metal Association spot price at the date of the transaction and reflects the consideration which the entity is entitled to in exchange for goods transferred, net of deductions for value-added taxes (“VAT”). Receipt of proceeds from the sale of precious metals is substantially assured upon transfer of control to Fidelity and settlement typically occur within 30 days of delivery. For deliveries to Fidelity, from February 2025 the Group receives 70% (previously 75%) of its revenues in USD and the remaining balance in local currency.

This arrangement complies with the current Zimbabwean requirements set forth in Chapter VII of the Finance Act to pay a 5% royalty on gold sales refined in-country, which is payable to the Zimbabwean Government. Royalty expense is presented as a separate deduction on the consolidated statements of profit or loss and other comprehensive income.

Employee benefits

3.8 Employee benefits

Employee benefits are all forms of consideration given by the Group in exchange for services rendered by employees.

Short term benefits

Short term benefits are employee benefits (other than termination benefits) which fall due wholly within twelve months after the end of the period in which the employees render related services. Short-term employee benefits are expensed when the related services are provided. The Group recognizes a liability for the amount of the short-term employee benefits expected to be paid in exchange for that service in profit or loss if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employees and the obligation can be reliably estimated.

Post-employment benefits

Post-employment benefits relate to a defined contribution plan under which the Group pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution schemes are charged to profit or loss as an employee benefit expense in the year to which they relate.

Financial instruments

3.9 Financial instruments

The Group’s financial instruments consist of the following:

●	Cash and cash equivalents (Note 20)
●	Trade and other receivables (Note 18)
●	Staff loan receivables (Note 18)
●	Trade and other payables (Note 19)
●	Borrowings (Note 24)
●	Amounts due from/to related party (Note 29)
●	Dividend payable (Note 28)
●	Derivative liability (warrants) (Note 25)
●	Earnout liability (Note 35)
●	Excise duty indemnification/payable (Note 1(e))

i) Financial assets

Recognition and initial measurement

A financial asset (unless it is a trade receivable without a significant financing component) is initially measured at fair value plus, for an item not at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification and subsequent measurement

The Group’s financial assets are subsequently measured at amortized cost using the effective interest method, reduced by any allowance for expected credit losses. Trade receivables are generally due for settlement within 30 days.

Refer to policy Note 3.10 for policies over recognition of expected credit losses on financial assets which include trade and other receivables, net.

The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows from the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset.

ii) Financial liabilities

Recognition and initial measurement

Trade and other payables are recognized initially at fair value plus any directly attributable transaction costs as incurred. Borrowings are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument.

Related party payables are recognized when the Group becomes contractually obligated to settle amounts owed to related parties. These payables are initially recorded at fair value and subsequently measured at amortized cost.

Classification and subsequent measurement

Trade and other payables, amounts due to related parties, and borrowings are recognized initially at fair value plus any directly attributable transaction costs and excise duty liability. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Impairment

3.10 Impairment

i) Expected credit losses on financial assets

The Group applies the IFRS 9 simplified model of recognizing lifetime expected credit losses for its trade receivables. For other receivables, the Group applies the general approach.

The Group measures expected credit losses on trade and other receivables on an individual basis as they possess different credit risk characteristics. The Group’s trade receivables primarily arise from sales of precious metals to Fidelity. As the Group has no historical credit losses arising from sales to Fidelity and no expectation of future losses, no expected credit losses are recognized upon initial recognition. On a limited basis, the Group also generates trade and other receivables related to revenue arrangements with other customers. Receivables from other customers are assessed individually based on days past due and if applicable, an expected loss allowance is recorded based on this assessment.

Trade and other receivables are written off (i.e. derecognized) when there is no reasonable expectation of recovery. The Group considers a receivable to be in default when the amount is 90 days past due from its lodgement date. Failure to make payments within 90 days from lodgement date and failure to engage with the Group on alternative payment arrangement, amongst others, are considered indicators of no reasonable expectation of recovery.

For related party receivables, the Group assesses expected credit losses (“ECL”) using both historical repayment data and forward-looking information. This includes the financial condition of the counterparty, expected changes in group support, commodity price trends (such as gold), and the economic environment in the jurisdictions where the related parties operate. These factors help determine whether a loss allowance is required. A significant increase in credit risk is identified when there is evidence of financial deterioration, payment delays, or reduced likelihood of group support. If a receivable is more than 90 days past due, it is presumed to be in default unless there is evidence to the contrary. Each receivable is assessed by management on a case by case basis. Write-offs occur when there is no reasonable expectation of repayment, typically after long periods of non-payment and no realistic means of recovery.

Excise indemnity receivables are written off in accordance with the IFRS 9 expected credit loss model using the general approach. A 12-month expected credit loss is recognized on initial recognition, with lifetime expected credit losses recognized where there has been a significant increase in credit risk.

ii) Non-financial assets

The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset or cash generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit” or “CGU”).

The Group’s corporate assets do not generate separate cash inflows. If there is an indication that a CGU to which a corporate asset is allocated may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

An impairment loss is recognized in profit or loss if the carrying amount of a CGU exceeds its estimated recoverable amount. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amount of assets in the unit (group of units) on a pro rata basis. Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been an indication of reversal and a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Foreign currency transactions

3.11 Foreign currency transactions

Transactions in foreign currencies are initially recorded in the functional currency at the exchange rate ruling at the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rate of exchange ruling at the reporting date. Non-monetary items that are measured in terms of historical cost in foreign currencies are translated using the exchange rate as at the date of the initial transactions. Gains and losses on translation of these foreign currency transactions are included in profit or loss.

Income tax

3.12 Income tax

(i) Current tax

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date.

(ii) Deferred tax

Deferred income tax is recognized in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred tax liabilities are recognized for all taxable temporary differences except where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and at the time of the transaction affects either the accounting profit or taxable profit or loss, and in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures where the timing of the reversal of the temporary differences can be controlled and it is probable that reversal of the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilised except ‘where the deferred income tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction affects neither the accounting profit nor taxable profit or loss, and in respect of deductible temporary differences associated with investments in subsidiaries, associates and interest in joint ventures’. Deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised. The carrying amount of deferred income tax assets at each reporting date are reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilised. Unrecognized deferred income tax assets are reassessed at reporting date and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized, or the liability is settled based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Income tax relating to items recognized directly in equity is recognized in equity and not in the profit or loss.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax relate to the same taxable entity and the same taxation authority.

Current and deferred income tax is recognized in profit or loss, except to the extent that it relates to items recognized in comprehensive income or directly in equity. In this case the tax is also recognized in comprehensive income or directly in equity, respectively.

Borrowing costs

3.13 Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the costs of those assets, until such time as the assets are substantially ready for their intended use or sale. There were no borrowing costs capitalized as of December 31, 2025, and December 31, 2024.

Other borrowing costs are recognized in profit or loss in the period in which they are incurred. Borrowing costs are reported within “Finance cost” on the consolidated statements of profit or loss and other comprehensive income.

Earnings per share

3.14 Earnings per share

The Group presents basic earnings per share (“EPS”) data for its shares. Basic EPS is calculated by dividing the profit or loss attributable to shareholders of the Group (see Note 13) by the weighted average number of shares outstanding during the period.

Share-based payment transactions

3.15 Share-based payment transactions

Equity-settled share-based payments

The grant date fair value of equity-settled share-based payment awards granted to employees and directors is recognised as an expense, with a corresponding increase in equity, over the vesting period of the award. The amount recognised as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognised as an expense is based on the number of awards that meet the related service and non-market vesting conditions at the vesting date.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in profit or loss.

Cash-settled share-based payments

The grant date fair value of cash-settled awards granted to employees and directors is recognised as an expense, with a corresponding increase in the liability, over the vesting period of the awards. At each reporting date the fair value of the awards is re-measured with a corresponding adjustment to profit or loss.

Financial guarantee

3.16 Financial guarantee

The Group was a guarantor on a debt held by Metallon. The Group’s guarantee was accounted for as financial guarantee contract under IFRS 9, under which the Group was required to initially measure the guarantee at fair value and will subsequently measure the guarantee as the higher of (i) the amount of the loss allowance determined in accordance with the impairment requirements of IFRS 9 and (ii) the amount initially recognized less, the cumulative amount of income recognized in accordance with the principles of IFRS 15. This is no longer applicable because the Group is no longer a guarantor.

Warrants

3.17 Warrants

Initial recognition

Warrants issued by the Group provide the holder with the right to acquire a fixed number of Ordinary Shares at a contractual exercise price. Pursuant to the Business Combination Agreement, the Company issued Warrants in exchange for pre-existing SPAC Warrants on substantially the same terms. The Warrants were evaluated in accordance with IAS 32 Financial Instruments: Presentation to determine whether they should be classified as equity or as a financial liability.

The Warrants are classified as derivative financial liabilities at initial recognition, as they did not meet the “fixed-for-fixed” criterion required (IAS 32) for equity classification, as the contractual terms introduce variability inconsistent with an equity instrument.

The Warrants were initially measured at fair value as they were issued as replacement instruments and were not part of the consideration transferred under IFRS 3 in the Business Combination.

Subsequent measurement

The Warrants are subsequently measured at fair value through profit or loss (“FVTPL”) in accordance with IFRS 9 Financial Instruments. Changes in fair value arising from re-measurement at each reporting date are recognized in profit or loss within “Fair value gain/(loss) on derivative liabilities.”

As the Warrants are listed and traded in an active market, their fair value is determined using the quoted market price of the Warrants at each reporting date in accordance with IFRS 13 Fair Value Measurement. The quoted market price represents a Level 1 input in the fair value hierarchy and reflects the price that would be received in an orderly transaction to transfer the liability.

Derecognition

The Warrants are derecognized when the contractual rights or obligations are extinguished, including settlement through exercise, expiry, redemption, or cancellation.

Earnout liability

3.18 Earnout liability

In accordance with the terms of the Business Combination Agreement, Former Greenstone Shareholders are entitled to receive up to a specified number of Earnout Shares over the Company Earnout Period. The issuance of Earnout Shares is contingent upon meeting defined operational and valuation milestones. In the event of a change of control during the Company Earnout Period, all outstanding milestones are deemed satisfied and all unissued Earnout Shares must be issued immediately prior to completion of such transaction.

The Group assessed the arrangement under IAS 32 Financial Instruments: Presentation to determine whether the Earnout Shares qualify as equity or a financial liability. The earnout arrangement is classified as a derivative financial liability because the Earnout Shares represent a contractual obligation to deliver a variable number of equity instruments contingent on future events and do not meet the IAS 32 fixed for fixed equity criterion. This arrangement does not form part of consideration transferred for the business combination (IFRS 3), and is recognized separately at fair value at the date of the transaction.

Subsequent measurement

The earnout liability is subsequently measured at fair value through profit or loss (FVTPL) in accordance with IFRS 9 Financial Instruments. Changes in fair value arising from remeasurement at each reporting date are recognized in profit or loss within “Fair value gain/(loss) on derivative liabilities.” This reflects the requirement to revalue derivative liabilities at each reporting date until settlement.

Fair value measurement

Fair value is determined as the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date in accordance with IFRS 13 Fair Value Measurement. Fair value measurements are categorized within the IFRS 13 fair value hierarchy based on the lowest level significant input:

●	Level 1: Quoted (unadjusted) prices for identical liabilities in active markets.
●	Level 2: Inputs observable either directly or indirectly, such as quoted prices for similar liabilities or market correlated assumptions.
●	Level 3: Unobservable inputs reflecting the Company’s own assumptions regarding inputs that market participants would use, including probability weighted achievement of milestones and expected timing.

If multiple inputs from different hierarchy levels are used, the classification of the entire fair value measurement is based on the lowest level input that is significant to the valuation.

Valuation Inputs

Key inputs used in determining the fair value of the Earnout Shares include:

●	Probability weighted assessment of achieving operational and valuation milestones;
●	Expected timing of milestone achievement;
●	Market based discount rates;
●	Forecast share price volatility and valuation metrics relevant to the underlying equity; and
●	Scenario modelling for change of control features.

Related party transactions

3.19 Related party transactions

Related party transactions consist of transactions with Metallon and its affiliates and subsidiaries (see Note 29). Amounts due to and from related parties are presented gross unless there are specific arrangements which provide for the right of offset, in which case the amounts receivable and payable with the related party entity would be presented as a net receivable or payable. Amounts due to related parties are considered current unless otherwise specified within the terms of the arrangement. See Note 29 for further details.

Other income

3.20 Other income

Other income primarily consists of milling recoveries and royalties, income associated with insurance proceeds and rental income. Milling recoveries represent amounts received from third parties in exchange for using the Group’s production facilities and are recognized as services are provided. Milling royalties are profit-sharing payments from third parties using the Group’s production facilities and are recognized when earned. Income from rentals is recognized in the period earned.

Prepayments

3.21 Prepayments

Prepayments consist of advance payments for services, inventory, and capital assets which have yet to be received and placed in service. Prepayments associated with the purchase of capital assets which will be reclassified to property, plant, and equipment when the assets are received, are presented as a non-current asset on the consolidated statements of financial position.

Use of accounting assumptions, key estimates, and judgments

3.22 Use of accounting assumptions, key estimates, and judgments

In preparing the financial statements, management is required to make accounting assumptions, estimates and judgements that affect the amounts presented in the financial statements and related disclosures. Use of available information and the application of judgment are inherent in the formation of estimates. Actual results in the future could differ from these estimates which may be material to the financial statements. Estimates and underlying assumptions are reviewed on an ongoing basis. Changes in estimates are recognized prospectively.

Significant accounting assumptions, estimates and judgments include:

(a) Impairment of property, plant and equipment

Property, plant and equipment assets are reviewed for impairment if there is any indication that the carrying amount may not be recoverable. Where a review for impairment is conducted, the recoverable amount is assessed by reference to the higher of ‘value in use’ (being the net present value of expected future cash flows of the relevant cash generating unit) and ‘fair value less costs to sell’. In determining value in use, future cash flows are based on estimates of the quantities of economically recoverable ore reserves and mineral resources for which there is a high degree of confidence of economic extraction, future production levels, future commodity prices and future cash costs of production. Variations to the expected future cash flows, and the timing thereof, could result in significant changes to any impairment losses recognized, if any, which could in turn impact future financial results.

(b) Depreciation (see Note 14)

The Group’s depreciation on mining assets, which include related infrastructure and other assets used in production, as well as plant and equipment, and buildings, are depreciated on a straight-line basis over the LOM. The Group estimates the LOM based on estimated quantities of mineral and ore reserves including measured, indicated, and inferred. There are numerous uncertainties inherent in estimating mineral resources and ore reserves and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Key assumptions include planned future production from inferred resources, and the quantity and quality of the ore mined.

(c) Mineral reserves and resources (see Note 14)

The Group is required to determine and report mineral reserves (proven and probable) and mineral resources (measured, indicated, and inferred) in accordance with the SK 1300 Report. In order to calculate mineral reserves and resources, estimates and assumptions are required about a range of geological, technical, and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral reserves and resources requires the size, shape, and depth of ore bodies to be determined by analyzing geological data such as the logging and assaying of ore samples. This process may require complex and difficult geological judgments and calculations to interpret the data. Because the assumptions used to estimate mineral reserves and resources change from period to period and because additional geological data is generated during the course of operations, estimates of mineral reserves and resources may change from period to period. Mineral reserves and resource estimates prepared by management are reviewed by an independent mineral resources expert.

Changes in reported mineral reserves and resources may affect the group’s LOM plan, financial results, and financial position in a number of ways, including the following:

●	asset carrying values may be affected due to changes in estimated future cash flows;
●	depreciation charged to profit or loss may change if the useful lives of assets change;
●	decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and resources affect expectations about the timing or cost of these activities (see Note 21); and
●	the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges (see Note 12).

These factors could include:

●	changes in mineral reserves and resources;
●	the grade of mineral reserves and resources may vary from time to time;
●	differences between actual commodity prices and commodity price assumptions;
●	unforeseen operational issues at mine sites including planned extraction efficiencies; and
●	changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.

(d) Provision for rehabilitation costs (see Note 21)

The Group is required to make estimates for the timing and amounts of future restoration costs which are then discounted to present value. The discount rate utilized in the Group’s present value calculation is estimated based on US treasury rates. Although the Group’s estimate is based on historical experience and re-evaluated annually, the estimated timing and amounts of the rehabilitation cash flows are inherently uncertain. As a result, these estimates and assumptions are subjective and can vary over time. Actual rehabilitation costs will ultimately depend on future market prices for the rehabilitation. The final cost of the currently recognized provision for rehabilitation costs may be higher or lower than as currently recorded in the consolidation financial statements (refer to Note 21).

(e) Exploration and evaluation assets (see Note 15)

The Group makes assumptions and estimates regarding the technical feasibility and commercial viability of its mining projects and the possible impairment of E&E assets by evaluating whether it is likely that future economic benefits will flow to the Group, which may be based on assumptions about future events or circumstances, such as the completion of a feasibility study indicating construction, funding and economic returns that are sufficient. Assumptions and estimates made may change if new information becomes available. If information becomes available suggesting that the recovery of expenditures is unlikely, the amount capitalized is written off in profit or loss in the period the new information becomes available. The recoverability of the carrying amount of exploration and evaluation assets depends on the availability of sufficient funding to bring the properties into commercial production, the price of the products to be recovered and the undertaking of profitable mining operations. As a result of these uncertainties, the actual amount recovered may vary significantly from the carrying amount.

(g) Foreign currency transactions

In applying IAS 21, management determined that USD remained the primary currency in which the Group’s Zimbabwean entities operate, as:

●	the majority of revenues generated from sales of precious metals are settled in USD;
●	the gold price receivable is calculated in USD;
●	the majority of costs are calculated by reference to USD if denominated in ZIG or is paid in USD; and
●	income tax liabilities calculated in ZIG and USD are settled predominantly in USD.

(h) Common control

Refer to Note 1 for a description of the Group’s judgment applied toward the common control transaction during the year ended December 31, 2025 and December 31, 2024.

These judgments include the determination that the Controlling Shareholder exercised control over both Greenstone and the Administrator and the determination that therefore the Reorganization Transaction was an internal reorganization of entities under common control and signified a continuation of BMC’s operations, rather than the initiation of new business activities.

(i) Share-based payment transactions

Equity-settled share-based payment arrangements

The Group measures the cost of equity-settled share-based payment transactions by reference to the fair value of the equity instruments on the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the appropriate valuation model and considering the terms and conditions of the grant.

This estimate also requires determining the most appropriate inputs to the valuation model, including the expected life of the share option, volatility and dividend yield.

Where the Company granted the counterparty to a share-based payment award the choice of settlement in cash or shares, the equity component is measured as the difference between the fair value of the goods and services and the fair value of the cash-settled share-based payment liability at the date when the goods and services are received at the measurement date. For transactions with employees, the equity component is zero.

Option pricing models require the input of assumptions, including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate. Therefore, the existing models may not necessarily provide a reliable single measure of the fair value of the Group’s share options.

Cash-settled share-based payment arrangements

The fair value of the amount payable to employees regarding share-based awards that will be settled in cash is recognized as an expense with a corresponding increase in liabilities over the period over which the employee becomes unconditionally entitled to payment. The liability is re-measured at each reporting date.

Any change in the fair value of the liability is recognized in profit or loss.

Accounting pronouncements

3.23 Accounting pronouncements

Standards recently adopted

Amendments to IAS 21

In 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates, which creates a consistent approach in assessing whether a currency can be exchanged into another currency and, when it cannot, in determining the exchange rate to use and the disclosures required. The amendments clarify the treatment of exchange differences arising from the translation of foreign currency transactions. It specifies that exchange differences should be recognized in profit or loss unless they relate to a foreign operation, in which case they should be recognized in other comprehensive income.

The Group adopted this standard on January 1, 2025. The amendments did not have a material impact on the Group’s consolidated annual consolidated financial statements. The Group determined that no other IAS standards, amendments to IAS standards, and interpretations to IAS standard adopted in the periods presented have a material impact on the Group’s consolidated annual financial statements

Disclosures about Uncertainties in the Financial Statements

In July 2024, the IASB published the Exposure Draft Climate related and Other Uncertainties in the Financial Statements, proposing illustrative examples on how entities apply existing IFRS requirements when reporting the effects of climate related and other uncertainties. After considering feedback, the IASB broadened the scope to cover uncertainties in general and, in November 2025, issued illustrative examples 1–4 and 6–8, with example 5 removed.

The Group reviewed the issued examples and determined that they provide clarification rather than introduce new accounting requirements. The application of these examples did not have a material impact on the Group’s consolidated annual financial statements.

Standard issued but not yet effective

Amendment to IFRS 9 and IFRS 7

In May 2024, the International Accounting Standards Board issued an amendment to IFRS 9 and IFRS 7, Classification and Measurement of Financial Instruments. This amendment intends to clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system, clarify and add further guidance for assessing whether a financial asset meets the principal-and-interest-only payment (SPPI) criterion, add new disclosures for certain instruments with contractual terms that may change cash flows (such as some instruments with features linked to the achievement of environmental, social and governance (ESG) goals); and make updates to disclosures for equity instruments designated at fair value through other comprehensive income. The amendment is effective for reporting periods beginning on or after January 1, 2026, with earlier application permitted. The Group is currently assessing the impact of the new requirements under IFRS 7 and IFRS 9 on its consolidated financial statements. These amendments are not expected to have a material impact on the Group’s consolidated financial statements.

Annual improvements to IFRS Accounting Standards — Volume 11

On July 18, 2024 the International Accounting Standards Board (IASB) issued the Annual Improvements to IFRS Accounting Standards-Volume 11. The IASB’s annual improvements are limited to amendments that either clarify the wording of an IFRS standard or correct relatively minor unintended consequences, oversights or conflicts between requirements in the standards.

The amendments contained in the Annual Improvements relate to:

●	IFRS 1 First-time Adoption of International Financial Reporting Standards — Hedge Accounting by a First-time Adopter

IFRS 7 Financial Instruments: Disclosures:

●	Gain or loss on derecognition
●	Disclosure of differences between the fair value and the transaction price
●	Disclosures on credit risk

IFRS 9 Financial Instruments:

●	Derecognition of lease liabilities
●	Transaction price
●	IFRS 10 Consolidated Financial Statements — Determination of a ‘de facto agent’
●	IAS 7 Statement of Cash Flows — Cost Method.

The amendment is effective for reporting periods beginning on or after January 1, 2026, with earlier application permitted. The Group is currently assessing the impact of the new requirements on its consolidated financial statements.

IFRS 18 Presentation and disclosure in Financial Statements

In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and disclosure in Financial Statements, which replaces IAS 1, Presentation of Financial Statements. The new standard is a result of the IASB’s Primary Financial Statements project, which is aimed at improving comparability and transparency of communication in financial statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including the specified totals and subtotals, requires disclosure of management-defined performance measures, and includes new requirements for aggregation and disaggregation of financial information. IFRS 18 is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. The Group is currently assessing the impact of the new IFRS 18 requirements on its consolidated financial statements.

Amendment to IAS 21 - Translation to a Hyperinflationary Presentation Currency

The amendments are effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendment specifies the translation procedures to be applied when an entity’s presentation currency is that of a hyperinflationary economy. The entity applies the amendments if its functional currency is that of a non-hyperinflationary economy and it is translating its results and financial position into the currency of a hyperinflationary economy. The amendment aims to improve the usefulness of the resulting information in a cost-effective manner. The amendment is not expected to have a material impact on the Group’s financial statements.